Basis of Presentation - Additional Information (Detail) $ in Millions		1 Months Ended	2 Months Ended		3 Months Ended	12 Months Ended
	Dec. 24, 2021	May 10, 2021 Store	Jun. 30, 2021 Store	Jun. 11, 2021 Class	Jun. 30, 2021 Store	Mar. 25, 2023 USD ($)	Mar. 26, 2022 USD ($)	Mar. 27, 2021 USD ($)	Jul. 20, 2021 USD ($)	Jul. 08, 2020 USD ($)
Organization And Description Of Business [Line Items]
Line of credit facility covenant terms cash minimum						$ 8.5
Net cash (used in) provided by operating activities from continuing operations						6.9	$ 18.6	$ (1.7)
Net Income Loss						$ 7.4	$ 1.3	$ 5.8
Working capital ratio						0.98
Number of stores closed during the period | Class				1
ONTARIO
Organization And Description Of Business [Line Items]
Number of stores closed during the period | Store			10
Ottawa [Member]
Organization And Description Of Business [Line Items]
Number of stores closed during the period | Store					2
QUEBEC
Organization And Description Of Business [Line Items]
Number of stores closed during the period | Store		1
Term Loan From Investment Quebec [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value										$ 10.0
Long term debt duration										6 years
Term Loan From Investment Quebec [Member] | Secured Term Loan [Member]
Organization And Description Of Business [Line Items]
Debt instrument, unused borrowing capacity, amount						$ 6.8
Term Loan From Investment Quebec [Member] | New Ten Year Loan One [Member]
Organization And Description Of Business [Line Items]
Long term debt,face value									$ 4.3
Other loans payable long term non current						2.7
New Credit Facility [Member]
Organization And Description Of Business [Line Items]
Line of credit facility minimum excess availability						$ 8.5
Senior Secured Revolving Credit Facility [Member] | Wells Fargo Canada Corporation [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity	2022-10
Senior Secured Revolving Credit Facility [Member] | Wells Fargo Canada Corporation [Member] | Amendment To Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Revolving credit facility month of maturity	2026-12
Term Loan Facility [Member] | SLR Credit Solutions [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity	2022-10
Term Loan Facility [Member] | SLR Credit Solutions [Member] | Amendment To Senior Secured Revolving Credit Facility [Member]
Organization And Description Of Business [Line Items]
Term loan month of maturity	2026-12
Amended Credit Facility And Amended Term Loan [Member]
Organization And Description Of Business [Line Items]
Working capital ratio minimum						1.01